RESTATEMENT OF PREVIOUSLY ISSUED (UNAUDITED) INTERIM FINANCIAL STATEMENTS (Details Narrative) - In Process Research and Development [Member] - USD ($)	Dec. 31, 2023	Jun. 30, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Indefinite-lived intangible assets	$ 17,000,000
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Indefinite-lived intangible assets		$ 17,000,000